Segment Reporting (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenues	$ 11,672,337	$ 14,536,138	$ 15,570,955
Operating costs	(4,100,522)	(4,884,942)	(5,461,030)
Gross profit / (loss)	7,571,815	9,651,196	10,109,925
Net (loss) / gain from fair value adjustments in investment properties	25,126,324	(36,964,252)	13,567,839
General and administrative expenses	(1,220,935)	(1,329,059)	(1,096,705)
Selling expenses	(826,756)	(646,499)	(752,358)
Other operating results, net	27,506	(501,591)	107,401
Profit / (Loss) from operations	30,677,954	(29,790,205)	21,936,102
Share of profit of associates and joint ventures	177,910	(577,953)	887,380
Profit / (Loss) before financing and taxation	30,855,864	(30,368,158)	22,823,482
Investment properties	117,491,965	86,219,988	120,517,326
Property, plant and equipment	352,610	474,932	449,723
Trading properties	188,634	178,840	306,295
Goodwill	90,151	90,151	274,538
Right to receive units (barters)	696,799	128,999	129,395
Inventories	38,854	41,339	55,327
Investments in associates and joint ventures	4,636,259	2,296,365	3,465,070
Operating assets	123,495,272	89,430,291	125,197,674
Adjustment for expenses and collective promotion funds [Member]
Disclosure of operating segments [line items]
Revenues	3,109,382	3,709,732	4,389,642
Operating costs	(3,229,797)	(3,854,403)	(4,447,772)
Gross profit / (loss)	(120,415)	(144,671)	(58,130)
Net (loss) / gain from fair value adjustments in investment properties
General and administrative expenses
Selling expenses
Other operating results, net	17,363	16,838	(7,593)
Profit / (Loss) from operations	(103,052)	(127,833)	(65,723)
Share of profit of associates and joint ventures
Profit / (Loss) before financing and taxation	(103,052)	(127,833)	(65,723)
Investment properties
Property, plant and equipment
Trading properties
Goodwill
Right to receive units (barters)
Inventories
Investments in associates and joint ventures
Operating assets
Adjustment for share in (profit) / loss of joint ventures [Member]
Disclosure of operating segments [line items]
Revenues	(60,798)	(97,472)	(94,724)
Operating costs	46,417	57,233	58,451
Gross profit / (loss)	(14,381)	(40,239)	(36,273)
Net (loss) / gain from fair value adjustments in investment properties	(262,426)	837,570	(1,056,675)
General and administrative expenses	10,101	3,040	10,102
Selling expenses	17,777	5,724	8,407
Other operating results, net	16,086	7,374	3,576
Profit / (Loss) from operations	(232,843)	813,469	(1,070,863)
Share of profit of associates and joint ventures	175,183	(731,750)	971,359
Profit / (Loss) before financing and taxation	(57,660)	81,719	(99,504)
Investment properties	(3,042,131)	(2,777,673)	(2,493,947)
Property, plant and equipment	(2,047)	(54,758)	(983)
Trading properties
Goodwill	(41,586)	(41,586)	(41,586)
Right to receive units (barters)
Inventories	(752)	(909)	(1,356)
Investments in associates and joint ventures	2,363,863	2,179,781	2,853,547
Operating assets	(722,653)	(695,145)	315,675
Others [Member]
Disclosure of operating segments [line items]
Revenues	62,934	167,893	24,596
Operating costs	(87,899)	(142,488)	(39,914)
Gross profit / (loss)	(24,965)	25,405	(15,318)
Net (loss) / gain from fair value adjustments in investment properties	(136,690)	(262,002)	109,142
General and administrative expenses	(108,372)	(106,902)	(50,013)
Selling expenses	(9,324)	(20,447)	(9,687)
Other operating results, net	64,480	(330,839)	37,216
Profit / (Loss) from operations	(214,871)	(694,785)	71,340
Share of profit of associates and joint ventures	2,727	153,797	(83,979)
Profit / (Loss) before financing and taxation	(212,144)	(540,988)	(12,639)
Investment properties	75,495	211,033	371,112
Property, plant and equipment
Trading properties
Goodwill	90,151	90,151	274,538
Right to receive units (barters)
Inventories
Investments in associates and joint ventures	2,272,396	116,261	611,523
Operating assets	2,438,042	417,445	1,257,173
Urban Properties [Member] | Shopping Malls [Member]
Disclosure of operating segments [line items]
Revenues	5,935,263	8,540,619	9,749,975
Operating costs	(566,673)	(776,418)	(828,924)
Gross profit / (loss)	5,368,590	7,764,201	8,921,051
Net (loss) / gain from fair value adjustments in investment properties	(2,105,233)	(40,580,851)	6,266,223
General and administrative expenses	(829,599)	(945,240)	(853,234)
Selling expenses	(708,768)	(530,078)	(607,184)
Other operating results, net	(38,247)	(109,534)	(104,556)
Profit / (Loss) from operations	1,686,743	(34,401,502)	13,622,300
Share of profit of associates and joint ventures
Profit / (Loss) before financing and taxation	1,686,743	(34,401,502)	13,622,300
Investment properties	49,108,814	50,105,192	89,981,014
Property, plant and equipment	225,433	257,347	213,658
Trading properties
Goodwill	10,512	10,512	10,512
Right to receive units (barters)
Inventories	39,606	42,248	56,683
Investments in associates and joint ventures
Operating assets	49,384,365	50,415,299	90,261,867
Urban Properties [Member] | Offices [Member]
Disclosure of operating segments [line items]
Revenues	2,315,157	2,157,692	1,236,341
Operating costs	(139,280)	(117,581)	(133,509)
Gross profit / (loss)	2,175,877	2,040,111	1,102,832
Net (loss) / gain from fair value adjustments in investment properties	22,871,661	699,473	6,871,408
General and administrative expenses	(209,793)	(192,371)	(103,167)
Selling expenses	(74,544)	(87,606)	(116,541)
Other operating results, net	(26,179)	(24,428)	(5,574)
Profit / (Loss) from operations	24,737,022	2,435,179	7,748,958
Share of profit of associates and joint ventures
Profit / (Loss) before financing and taxation	24,737,022	2,435,179	7,748,958
Investment properties	61,080,809	30,517,599	27,329,801
Property, plant and equipment	129,224	272,343	237,048
Trading properties
Goodwill	31,074	31,074	31,074
Right to receive units (barters)
Inventories
Investments in associates and joint ventures
Operating assets	61,241,107	30,821,016	27,597,923
Urban Properties [Member] | Sales and Developments [Member]
Disclosure of operating segments [line items]
Revenues	310,399	57,674	265,125
Operating costs	(123,290)	(51,285)	(69,362)
Gross profit / (loss)	187,109	6,389	195,763
Net (loss) / gain from fair value adjustments in investment properties	4,759,012	2,341,558	1,377,741
General and administrative expenses	(83,272)	(87,586)	(100,393)
Selling expenses	(51,897)	(14,092)	(27,353)
Other operating results, net	(5,997)	(61,002)	184,332
Profit / (Loss) from operations	4,804,955	2,185,267	1,630,090
Share of profit of associates and joint ventures
Profit / (Loss) before financing and taxation	4,804,955	2,185,267	1,630,090
Investment properties	10,268,978	8,163,837	5,329,346
Property, plant and equipment
Trading properties	188,634	178,840	306,295
Goodwill
Right to receive units (barters)	696,799	128,999	129,395
Inventories
Investments in associates and joint ventures
Operating assets	11,154,411	8,471,676	5,765,036
Total segment reporting [Member]
Disclosure of operating segments [line items]
Revenues	8,623,753	10,923,878	11,276,037
Operating costs	(917,142)	(1,087,772)	(1,071,709)
Gross profit / (loss)	7,706,611	9,836,106	10,204,328
Net (loss) / gain from fair value adjustments in investment properties	25,388,750	(37,801,822)	14,624,514
General and administrative expenses	(1,231,036)	(1,332,099)	(1,106,807)
Selling expenses	(844,533)	(652,223)	(760,765)
Other operating results, net	(5,943)	(525,803)	111,418
Profit / (Loss) from operations	31,013,849	(30,475,841)	23,072,688
Share of profit of associates and joint ventures	2,727	153,797	(83,979)
Profit / (Loss) before financing and taxation	31,016,576	(30,322,044)	22,988,709
Investment properties	120,534,096	88,997,661	123,011,273
Property, plant and equipment	354,657	529,690	450,706
Trading properties	188,634	178,840	306,295
Goodwill	131,737	131,737	316,124
Right to receive units (barters)	696,799	128,999	129,395
Inventories	39,606	42,248	56,683
Investments in associates and joint ventures	2,272,396	116,261	611,523
Operating assets	$ 124,217,925	$ 90,125,436	$ 124,881,999